Loss per Share and Series A, B and C Warrants (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator
Net loss - basic and diluted (in dollars)	$ (12,688)	$ (48,705)	$ (30,888)
Basic earnings per share denominator:
Weighted average common shares outstanding (in shares)	49,988,956	6,527,240	167,435
Diluted earnings per share denominator:
Weighted average common shares outstanding (in shares)	49,988,956	6,527,240	167,435
Dilutive common shares:
Dilutive effect (in shares)	0	2,824,720	0
Weighted average common shares - diluted
Weighted average common shares - diluted (in shares)	49,988,956	6,527,240	167,435
Basic loss per share (in dollars per share)	$ (0.25)	$ (7.46)	$ (184.48)
Diluted loss per share (in dollars per share)	$ (0.25)	$ (7.46)	$ (184.48)
Employee Stock Option [Member]
Dilutive common shares:
Dilutive effect (in shares)	0	0	0
Warrant [Member]
Dilutive common shares:
Dilutive effect (in shares)	0	2,824,720	0
Restricted Stock [Member]
Dilutive common shares:
Dilutive effect (in shares)	0	0	0